Federated Hermes Quality Bond Fund II
Portfolio of Investments
March 31, 2023 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—97.8%
		Basic Industry - Chemicals—0.3%
$500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$477,540
		Basic Industry - Metals & Mining—0.5%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	303,280
200,000	[1]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	167,526
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	316,997
		TOTAL	787,803
		Capital Goods - Aerospace & Defense—3.1%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	572,991
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	271,729
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	183,724
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	553,122
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	267,757
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	384,517
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	141,746
600,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	487,223
335,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	326,502
800,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	789,293
460,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.599% (3-month USLIBOR +1.735%), 2/15/2042	348,996
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	291,886
		TOTAL	4,619,486
		Capital Goods - Building Materials—1.1%
415,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	375,460
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	777,003
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	240,001
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	283,245
		TOTAL	1,675,709
		Capital Goods - Construction Machinery—1.8%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	438,790
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	202,761
600,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	537,770
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	571,857
500,000		John Deere Capital Corp., Sr. Unsecd. Note, 3.400%, 6/6/2025	490,152
510,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	459,791
		TOTAL	2,701,121
		Capital Goods - Diversified Manufacturing—2.9%
700,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	660,677
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	192,469
400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	342,702
555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	461,120
585,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	515,684
430,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	354,468
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	247,755
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	848,472
500,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	420,917
235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	224,540
		TOTAL	4,268,804

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Packaging—0.3%
$500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	$485,312
		Communications - Cable & Satellite—1.9%
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	990,424
900,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	838,890
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	289,534
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	741,885
		TOTAL	2,860,733
		Communications - Media & Entertainment—1.5%
300,000		British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	294,322
220,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	212,583
250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	234,162
500,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	494,825
310,000		Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	266,107
805,000		S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	719,159
		TOTAL	2,221,158
		Communications - Telecom Wireless—1.2%
500,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	444,814
180,000		Crown Castle Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	149,273
450,000		T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	432,860
450,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	422,596
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	390,768
		TOTAL	1,840,311
		Communications - Telecom Wirelines—1.6%
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	275,017
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	705,907
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	276,387
300,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	273,231
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	645,623
110,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	93,755
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	159,504
		TOTAL	2,429,424
		Consumer Cyclical - Automotive—3.9%
605,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	545,174
300,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	301,442
250,000	[1]	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	243,176
250,000	[1]	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	240,110
250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	254,875
500,000		General Motors Financial Co., Inc., 1.250%, 1/8/2026	450,445
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	436,914
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	287,241
1,000,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	979,895
680,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	635,999
200,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	177,065
500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	494,039
500,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	455,134
300,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	297,879
		TOTAL	5,799,388
		Consumer Cyclical - Leisure—0.5%
355,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 3.755%, 3/15/2027	334,614
500,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 4.054%, 3/15/2029	465,461
		TOTAL	800,075

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—4.0%
$1,000,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	$911,924
470,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	411,686
265,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	249,305
240,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	237,276
275,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	246,717
1,290,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,267,589
200,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	196,516
500,000	Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	490,962
800,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	750,533
410,000	Home Depot, Inc., Sr. Unsecd. Note, 2.875%, 4/15/2027	391,040
320,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	257,528
120,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	115,525
580,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	461,930
	TOTAL	5,988,531
	Consumer Cyclical - Services—2.4%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	165,610
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	471,770
300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	292,729
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	163,858
760,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	735,893
400,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	399,901
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	727,998
54,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	45,109
530,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	515,232
	TOTAL	3,518,100
	Consumer Non-Cyclical - Food/Beverage—5.5%
750,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	766,337
1,015,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	900,973
250,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.350%, 5/9/2027	246,743
750,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	749,953
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	364,338
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	490,921
915,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	819,179
450,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	444,567
417,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	398,606
900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	879,464
300,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	275,148
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	226,970
510,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	407,295
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	55,892
450,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	426,554
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	672,794
	TOTAL	8,125,734
	Consumer Non-Cyclical - Health Care—1.5%
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	241,728
203,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	198,574
235,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	210,390
470,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	451,401
300,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 5.857%, 3/15/2030	314,051
300,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 5.905%, 11/22/2032	319,721
85,000	HCA, Inc., Sec. Fac. Bond, 144A, 3.125%, 3/15/2027	79,076

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$450,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	$401,931
	TOTAL	2,216,872
	Consumer Non-Cyclical - Pharmaceuticals—4.0%
500,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	437,985
453,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	450,068
455,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	422,425
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	294,398
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	63,279
1,000,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	1,023,131
140,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	140,603
235,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	211,620
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	572,462
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	195,809
235,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	197,949
600,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	586,664
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	155,020
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	215,471
670,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	542,494
240,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	217,722
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	271,794
	TOTAL	5,998,894
	Consumer Non-Cyclical - Products—0.3%
200,000	Kenvue, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/22/2030	206,073
200,000	Kenvue, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/22/2026	205,319
	TOTAL	411,392
	Consumer Non-Cyclical - Supermarkets—0.5%
610,000	Kroger Co., Bond, 6.900%, 4/15/2038	699,034
	Consumer Non-Cyclical - Tobacco—1.9%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	347,508
250,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	214,520
300,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	332,651
290,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	282,137
300,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	307,190
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	506,595
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	146,352
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	294,742
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	370,511
	TOTAL	2,802,206
	Energy - Independent—2.4%
215,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	190,820
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	477,549
160,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	169,187
700,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	683,851
300,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	290,865
100,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	97,200
1,000,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	965,515
325,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	295,534
550,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	452,037
	TOTAL	3,622,558
	Energy - Integrated—2.0%
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	496,304

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$300,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	$247,816
500,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	486,086
500,000		Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	471,716
530,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	581,834
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	224,812
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	172,764
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	311,120
		TOTAL	2,992,452
		Energy - Midstream—3.1%
265,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	230,814
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	490,729
205,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	197,626
150,000		Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	152,465
300,000		Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	277,108
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	561,704
290,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	264,818
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	383,204
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	329,827
120,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	124,329
500,000		Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	447,583
140,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	126,038
400,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	414,434
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	579,867
		TOTAL	4,580,546
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	295,052
		Energy - Refining—0.9%
600,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	599,099
185,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	167,624
335,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	366,781
215,000		Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	247,455
		TOTAL	1,380,959
		Financial Institution - Banking—22.6%
1,085,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,038,912
700,000		Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	628,271
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,610,155
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,182,603
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	471,466
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	481,801
250,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	225,789
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 3.350%, 4/25/2025	289,147
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	535,849
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	292,538
400,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	386,895
500,000		Citigroup, Inc., 4.125%, 7/25/2028	472,534
250,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	223,032
1,400,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,182,008
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	458,449
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	484,238
500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	477,150
250,000		Citigroup, Inc., Sr. Unsecd. Note, 4.658%, 5/24/2028	247,141

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	$71,212
300,000		Comerica, Inc., 3.800%, 7/22/2026	258,501
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	483,787
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	130,344
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	219,930
300,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	281,466
200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	179,151
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	599,646
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	228,273
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,194,930
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	479,481
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	485,594
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	974,376
240,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	190,675
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	893,228
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	829,803
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	421,077
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	478,566
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845%, 6/14/2025	490,561
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	488,325
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	486,004
410,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	379,763
250,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	232,380
550,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	490,669
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	963,411
210,000		Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	211,832
500,000		Morgan Stanley, Sr. Unsecd. Note, 6.342%, 10/18/2033	546,533
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	401,543
165,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	142,221
500,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	467,489
500,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	493,653
330,000	[1]	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	303,846
500,000		State Street Corp., Sr. Unsecd. Note, 2.203%, 2/7/2028	455,626
700,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	678,594
65,000		State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	62,176
1,200,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,078,040
300,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	263,725
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	184,374
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	423,167
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	474,413
400,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	390,426
750,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	674,240
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	703,395
2,120,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	1,984,986
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	237,725
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	848,145
		TOTAL	33,645,280
		Financial Institution - Broker/Asset Mgr/Exchange—1.4%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	480,886
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	211,843
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	205,519

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$245,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	$235,773
595,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	582,201
390,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	384,460
	TOTAL	2,100,682
	Financial Institution - Finance Companies—1.7%
190,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	170,304
205,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	179,119
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 1/15/2025	191,091
550,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	532,090
700,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	620,899
550,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	508,169
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	140,862
250,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	236,803
	TOTAL	2,579,337
	Financial Institution - Insurance - Health—1.1%
645,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	561,730
200,000	CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	197,196
400,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	402,608
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	400,281
	TOTAL	1,561,815
	Financial Institution - Insurance - Life—1.1%
350,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	329,346
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	789,369
172,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	219,763
290,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	276,160
	TOTAL	1,614,638
	Financial Institution - Insurance - P&C—0.7%
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	295,197
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	236,561
95,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	89,851
300,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	408,606
	TOTAL	1,030,215
	Financial Institution - REIT - Apartment—1.1%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	372,654
115,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	99,720
500,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	491,455
320,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	253,865
500,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	471,146
	TOTAL	1,688,840
	Financial Institution - REIT - Healthcare—1.2%
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	347,759
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	686,070
375,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	311,986
500,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	436,619
	TOTAL	1,782,434
	Financial Institution - REIT - Office—0.6%
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	243,403
480,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	445,714
80,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	63,374
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	82,579
	TOTAL	835,070

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—0.7%
$320,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	$313,039
275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	224,723
450,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	440,523
	TOTAL	978,285
	Financial Institution - REIT - Retail—0.6%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	214,255
410,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	398,386
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	208,556
	TOTAL	821,197
	Sovereign—0.4%
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	559,191
	Technology—5.6%
315,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	295,762
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	124,954
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	333,512
666,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	636,894
135,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	113,051
250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	234,081
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	225,134
250,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	252,065
150,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	152,528
480,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	458,886
250,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	215,957
230,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	223,228
500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	485,432
175,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	172,001
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	89,116
460,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	455,333
310,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	303,969
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	714,174
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	459,563
750,000	Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	734,971
230,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	245,088
260,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	246,998
400,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	404,257
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	574,374
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	234,526
	TOTAL	8,385,854
	Technology Services—0.8%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	229,015
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	284,860
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	532,119
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	76,288
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	123,037
	TOTAL	1,245,319
	Transportation - Airlines—0.2%
215,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	214,961
	Transportation - Railroads—0.8%
250,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	226,757
500,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	433,161

Principal Amount		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$500,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	$463,443
	TOTAL	1,123,361
	Transportation - Services—1.9%
735,000	GXO Logistics, Inc., Sr. Unsecd. Note, 1.650%, 7/15/2026	647,343
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, 2.650%, 7/15/2031	245,277
215,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	193,401
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	223,606
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	292,175
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	243,720
350,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	314,285
590,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	582,844
	TOTAL	2,742,651
	Utility - Electric—5.0%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	299,290
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	166,129
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	105,563
500,000	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	491,724
130,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	129,373
250,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	241,169
560,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	543,512
400,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	340,800
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	488,036
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	179,077
500,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	537,783
330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	294,106
500,000	Exelon Corp., Sr. Unsecd. Note, 2.750%, 3/15/2027	468,092
385,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	367,764
240,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	225,431
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	137,195
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	287,067
260,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	259,490
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	303,208
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	474,311
45,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	45,811
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	216,018
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	238,576
300,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	291,304
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	135,138
108,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	104,027
	TOTAL	7,369,994
	Utility - Natural Gas—0.7%
280,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	225,259
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	395,360
500,000	Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	468,097
	TOTAL	1,088,716
	Utility - Natural Gas Distributor—0.3%
450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	442,808
	TOTAL CORPORATE BONDS (IDENTIFIED COST $155,098,959)	145,409,842

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
$273	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	$294
	Government National Mortgage Association—0.0%
121	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	121
916	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	942
1,326	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,369
1,757	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,808
2,755	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	2,838
2,157	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,243
407	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	424
1,587	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,664
5,661	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	5,927
4,074	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,276
9,411	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	9,895
726	Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	769
	TOTAL	32,276
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $31,188)	32,570
	REPURCHASE AGREEMENTS—1.6%
1,538,000	Interest in $1,896,000,000 joint repurchase agreement 4.82%, dated 3/31/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,896,761,560 on 4/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,934,696,791.	1,538,000
765,409	Interest in $1,896,000,000 joint repurchase agreement 4.82%, dated 3/31/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,896,761,560 on 4/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,934,696,791 (purchased with proceeds from securities lending collateral).	765,409
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,303,408)	2,303,409
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $157,433,555)	147,745,821
	OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	896,068
	TOTAL NET ASSETS—100%	$148,641,889
At March 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Ultra Long Futures	20	$2,422,812	June 2023	$76,626
United States Treasury Notes 10-Year Ultra Long Futures	10	$1,149,219	June 2023	$33,504
Short Futures:
United States Treasury Long Bond Short Futures	9	$1,180,406	June 2023	$(46,389)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$63,741
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,756,649 and $1,411,516, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$741,245	$765,409

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$145,409,842	$—	$145,409,842
Mortgage-Backed Securities	—	32,570	—	32,570
Repurchase Agreements	—	2,303,409	—	2,303,409
TOTAL SECURITIES	$—	$147,745,821	$—	$147,745,821
Other Financial Instruments:[1]
Assets	$110,130	$—	$—	$110,130
Liabilities	(46,389)	—	—	(46,389)
TOTAL OTHER FINANCIAL INSTRUMENTS	$63,741	$—	$—	$63,741

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust